Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 18,777,921	$ 14,472,361	$ 53,572,198	$ 39,437,482	$ 48,929,124	$ 30,660,984
Operating Expenses
Cost of sales	10,737,174	9,596,387	32,774,377	25,109,863	33,227,730	20,100,906
Personnel	4,006,639	3,365,592	9,960,863	7,159,442	9,531,101	3,803,497
Depreciation and amortization	625,967	516,414	1,818,373	1,526,759	2,037,112	908,982
General and administrative	4,195,261	2,505,571	10,715,638	6,737,782	9,872,689	6,951,498
Total Operating Expenses	19,565,041	15,983,964	55,269,251	40,533,846	54,668,632	31,764,883
LOSS FROM OPERATIONS	(787,120)	(1,511,603)	(1,697,053)	(1,096,364)	(5,739,508)	(1,103,899)
Other Income (Expense)
Other income (expense)	(187,200)	2,756	(135,232)	3,431	(11,450)	876
Interest expense	(5,704,169)	(1,875,757)	(9,747,299)	(3,714,623)	(4,594,740)	(1,296,537)
Gain on forgiveness of debt						360,302
Gain on disposal of property and equipment	18,026	15,614	18,026	47,690	65,417	10,885
Gain on disposition of subsidiary						3,282,804
Loss on extinguishment of debt		(2,039,815)		(2,039,815)	(2,039,815)	(137,692)
Loss on redemption of preferred shares						(4,017,553)
Loss on change in fair value of warrant liability	(27,900)		(27,900)
Gain on change in fair value of derivative liabilities	425,977		425,977
Loss on write-down of contingent note payable		(158,817)		(158,817)	(158,817)	(602,204)
Gain on bargain purchase			2,639,861
Total Other Expense	(5,475,266)	(4,056,019)	(6,826,567)	(5,862,134)	(6,739,405)	(2,399,119)
NET LOSS BEFORE INCOME TAXES	(6,262,386)	(5,567,622)	(8,523,620)	(6,958,498)	(12,478,913)	(3,503,018)
INCOME TAX BENEFIT (EXPENSE)	403,314	1,095,000	(258,007)	1,411,000	1,677,000	(218,139)
NET LOSS FROM CONTINUING OPERATIONS					(10,801,913)	(3,721,157)
NET INCOME FROM DISCONTINUED OPERATIONS						240,405
NET LOSS	(5,859,072)	(4,472,622)	(8,781,627)	(5,547,498)	(10,801,913)	(3,480,752)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS FROM CONTINUING OPERATIONS					(642,313)	(284,372)
NET INCOME ATTRIBUTABLE TO NON-CONTROLLING INTERESTS FROM DISCONTINUED OPERATIONS						108,182
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(30,767)	(399,106)	(295,125)	(456,500)
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS	(5,828,305)	(4,073,516)	(8,486,502)	(5,090,998)	(10,159,600)	(3,304,562)
NET LOSS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO 1847 HOLDINGS					(10,159,600)	(3,436,785)
NET INCOME FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO 1847 HOLDINGS						132,223
PREFERRED SHARE DIVIDENDS	(125,029)	(353,816)	(453,121)	(697,312)	(899,199)	(984,176)
DEEMED DIVIDENDS	(28,000)	(9,012,730)	(2,397,000)	(9,012,730)	(9,012,730)	(1,527,086)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (5,981,334)	$ (13,440,062)	$ (11,336,623)	$ (14,801,040)	$ (20,071,529)	$ (5,815,824)
BASIC
LOSS PER COMMON SHARE FROM CONTINUING OPERATIONS (in Dollars per share)					$ (768.34)	$ (500.88)
EARNINGS PER COMMON SHARE FROM DISCONTINUED OPERATIONS (in Dollars per share)						11.13
DILUTED
LOSS PER COMMON SHARE FROM CONTINUING OPERATIONS (in Dollars per share)					(836.28)	(212.88)
EARNINGS PER COMMON SHARE FROM DISCONTINUED OPERATIONS (in Dollars per share)						4.73
LOSS PER COMMON SHARE (in Dollars per share)					$ (836.28)	$ (208.15)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
DILUTED (in Shares)					24,001	27,940
LOSS PER COMMON SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS - BASIC (in Dollars per share)	$ (12.04)	$ (412.65)	$ (56.02)	$ (701.74)	$ (768.34)	$ (489.75)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - BASIC (in Shares)	496,849	32,570	202,354	21,092	24,001	11,875